Average Annual Total Returns{- Fidelity Advisor® Leveraged Company Stock Fund} - 07.31 Fidelity Advisor Leveraged Company Stock Fund AMCIZ PRO-12 - Fidelity Advisor® Leveraged Company Stock Fund	Fidelity Advisor Leveraged Company Stock Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class I Return Before Taxes Past 10 years	Fidelity Advisor Leveraged Company Stock Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Leveraged Company Stock Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Leveraged Company Stock Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Leveraged Company Stock Fund-Class Z Return Before Taxes Inception Date	RS006 Past 1 year	RS006 Past 5 years	RS006 Past 10 years	IXXVV Past 1 year	IXXVV Past 5 years	IXXVV Past 10 years
Total	17.96%	14.16%	13.99%	15.40%	11.20%	12.05%	12.33%	10.49%	11.14%	20.44%	14.41%	13.98%	23.16%	14.64%	13.98%	25.45%	15.82%	14.97%	25.61%	15.97%	11.69%	[1]	Aug. 13, 2013	22.58%	15.10%	14.91%	26.12%	10.64%	10.51%

[1]	(a)Since inception August 13, 2013.